UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2008
                                                 -----------------

Check here if Amendment [  ]: Amendment Number:  _________________

         This Amendment (Check only one):   | |  is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Corriente Advisors, LLC
Address:     201 Main Street
             Suite 1800
             Fort Worth, TX  76102


Form 13F File Number:     28-12875
                      ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Fahlberg
Title:     Chief Compliance Officer
Phone:     (817) 870-0400

Signature, Place and Date of Signing:


 /s/ Chad Fahlberg               Fort Worth, TX              February 17, 2009
 -----------------               --------------              -----------------
     [Signature]                  [City, State]                    [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                               ---------------------------------

Form 13F Information Table Entry Total:                        7
                                               ---------------------------------

Form 13F Information Table Value Total:                     $33,483
                                               ---------------------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None

                             CORRIENTE ADVISORS, LLC
                                    FORM 13F
                         Quarter Ended December 31, 2008

------------------------------------------------------------------------------------------------------------------------------------
                                CLASS                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE       CUSIP     (X$1,000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALVARION LTD                     SHS      M0861T100     1,438      396,018     SH           SOLE               396,018
------------------------------------------------------------------------------------------------------------------------------------
ASPENBIO PHARMA INC              COM      045346103    17,737    2,874,692     SH           SOLE             2,874,692
------------------------------------------------------------------------------------------------------------------------------------
HELMERICH & PAYNE INC            COM      423452101     6,909      303,679     SH           SOLE               303,679
------------------------------------------------------------------------------------------------------------------------------------
THOMPSON CREEK METALS CO INC     COM      884768102       900      225,666     SH           SOLE               225,666
------------------------------------------------------------------------------------------------------------------------------------
U S ENERGY CORP WYO              COM      911805109     3,704    2,258,294     SH           SOLE             2,258,294
------------------------------------------------------------------------------------------------------------------------------------
WESTPORT INNOVATIONS INC       COM NEW    960908309     1,242      243,598     SH           SOLE               243,598
------------------------------------------------------------------------------------------------------------------------------------
YAMANA GOLD INC                  COM      98462Y100     1,553      200,000     SH           SOLE               200,000
------------------------------------------------------------------------------------------------------------------------------------